Subsequent Events	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

Cartagena ―The partial sale of Company's interest in Cartagena was completed on February 9, 2012. See Note 23―Acquisitions and Dispositions for further information.

Red Oak and Ironwood― In February 2012, the Company entered into agreements to sell its interest in Red Oak and Ironwood. See Note 22―Discontinued Operations and Held for Sale Businesses for further information.